Investment in Affiliate - Schedule of Summarized Balance Sheet (Details) - Wellution [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Summarized Balance Sheet [Line Items]
Current assets	$ 243	$ 285
Long-term assets	1,172	1,479
Current liabilities	(364)	(226)
Equity	$ 1,051	$ 1,538